Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible assets, amortization expense	$ 166	$ 167
Estimated annual amortization expense, 2026	159
Estimated annual amortization expense, 2027	126
Estimated annual amortization expense, 2028	59
Estimated annual amortization expense, 2029	46
Estimated annual amortization expense, 2030	30
Impairment of Intangible Assets, Finite-Lived	$ 212
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Patents and Technology [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Impairment of Intangible Assets, Finite-Lived	$ 158
Customer Relationships [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Impairment of Intangible Assets, Finite-Lived	$ 54